Intangible Assets - Schedule of Goodwill Allocation to Group of CGUs (Parenthetical) (Detail) - Growth Market Countries [member] - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Retail growth [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 262	€ 307
Scenario, adjustment [member] | Wholesale banking [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 76	€ 90